Note 4 - Loans - Activity in the Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Attributable to loans and leases individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	9,401	10,355
Total allowance for loan and lease losses	9,401	10,355
Individually evaluated for impairment	1,639	1,948
Acquired with deteriorated credit quality	132,908	121,969
Collectively evaluated for impairment	681,812	607,439
Loans and Leases Receivable, Gross	683,575	609,559
Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	124	172
Residential 1 - 4 Family Real Estate [Member]
Attributable to loans and leases individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,623	1,719
Total allowance for loan and lease losses	1,623	1,719
Individually evaluated for impairment	35	0
Collectively evaluated for impairment	129,275	112,120
Loans and Leases Receivable, Gross	129,383	112,196
Residential 1 - 4 Family Real Estate [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	73	76
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	0	0
Collectively evaluated for impairment	6,566	7,121
Total allowance for loan and lease losses	6,566	7,121
Individually evaluated for impairment	505	676
Collectively evaluated for impairment	470,212	404,192
Loans and Leases Receivable, Gross	470,768	404,964
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	51	96
Commercial and Agriculture Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,134	1,414
Total allowance for loan and lease losses	1,134	1,414
Individually evaluated for impairment	1,099	1,272
Collectively evaluated for impairment	76,831	85,562
Loans and Leases Receivable, Gross	77,930	86,834
Commercial and Agriculture Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	0	0
Consumer Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	0	0
Collectively evaluated for impairment	78	101
Total allowance for loan and lease losses	78	101
Individually evaluated for impairment	0	0
Acquired with deteriorated credit quality	5,494	5,565
Collectively evaluated for impairment	5,494	5,565
Loans and Leases Receivable, Gross	5,494	5,565
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	$ 0	$ 0